Intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 0	€ 416
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	(297)
Transfers	0	0
Intangible assets other than goodwill at end of period	0	119
Monalizumab agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortizations		(294)
Purchased licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	416
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	(294)
Transfers	0	0
Intangible assets other than goodwill at end of period	0	119
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	(3)
Transfers	0	0
Intangible assets other than goodwill at end of period	0	0
In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Acquisitions	0	0
Additional considerations	0	0
Disposals	0	0
Amortizations	0	0
Transfers	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0